Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
17.	SEGMENT INFORMATION

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that there is only one reportable operating segment since the manufacturing and sales of products are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Group’s CODM.

Revenues by sales channel

The Group’s revenues derived from different channels for the years ended December 31, 2024 and June 30, 2025, are as below:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Offline sales to dealers	$45,668	$39,384
Offline sales to ODM customers	25,711	27,735
Online sales to retail customers	5,885	7,389
Total	$77,264	$74,508

Geographic information

The majority of the Group’s revenues for the six months ended June 30, 2024 and June 30, 2025 was generated from North America, Europe and others. The following table sets forth the disaggregation of revenues by geographic area:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
North America	$47,503	$45,255
Europe	25,918	22,273
Others	3,843	6,980
Total	$77,264	$74,508

As of December 31, 2024 and June 30, 2025, the Group’s 99.25% and 95.77% of long-lived assets, except for several right-of-use assets of overseas leasing, are located in the PRC.